Finance Expenses (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Finance Expenses
6 FINANCE EXPENSES
Group
	Year ended	Year ended
	31-Dec	31-Dec
	2011	2010
	US$’000	US$’000

Foreign exchange losses	160	235
Interest paid on loan facility	261	–
	421	235